Balance sheet accounts	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance sheet accounts

(5) Balance sheet accounts

Inventory

The following table shows the components of inventory (in thousands):

	September 30, 2020	December 31, 2019
Raw materials	$	$3,392
Finished goods		3,789

Total	$	$7,181

Prepaid expenses and other current assets

The following table shows the components of prepaid expenses and other current assets (in thousands):

	September 30, 2020	December 31, 2019
Contract asset	$	$5,234
Vendor deposits		65
Deferred costs		554
Prepaid insurance		180
Other		1,766

Total	$	$7,799

Accrued expenses and other current liabilities

The following table shows the components of accrued expenses and other current liabilities (in thousands):

	September 30, 2020	December 31, 2019
Accrued payroll and employee related expenses	$	$2,134
Lease liability, short-term		2,067
Accrued product warranty		1,065
Accrued legal expenses		170
Other		793

Total	$	$6,229

(5) Balance sheet accounts

Inventory

The following table shows the components of inventory (in thousands):

	December 31,
	2018	2019
Raw materials	$1,227	$3,392
Finished goods	1,639	3,789

	$2,866	$7,181

Prepaid expenses and other current assets

The following table shows the components of prepaid expenses and other current assets (in thousands):

	December 31,
	2018	2019
Contract asset	$646	$5,234
Vendor deposits	1,988	65
Deferred costs	653	554
Other	1,502	1,946

	$4,789	$7,799

Accrued expenses and other current liabilities

The following table shows the components of accrued expenses and other current liabilities (in thousands):

	December 31,
	2018	2019
Accrued payroll and employee related expenses	$1,908	$2,134
Lease liability—short-term	—	2,067
Accrued product warranty	601	1,065
Other	655	963

	$3,164	$6,229